Reverse Acquisition Transaction- Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Jun. 30, 2012	Feb. 10, 2011	Dec. 31, 2010	Feb. 13, 2007	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Secured Debt [Member]	Dec. 31, 2011 Subsequent To Merger [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Investor [Member]	May 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member]	Dec. 31, 2010 Prior To Merger [Member]	Dec. 31, 2011 Prior To Merger [Member] Abtech Industries, Inc [Member]	Dec. 31, 2011 Prior To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Series Convertible Preferred Stock [Member]
Noncash or Part Noncash Acquisition, Interest Acquired												78.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																32,009,801
Equity Method Investment, Ownership Percentage		50.00%											100.00%
Common stock, issued shares		47,160,435	49,008,115		47,160,435					500,000			10,000,000
Common stock, outstanding shares		47,160,435	49,008,115	10,000,000	49,249,674					675,000			10,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price							$ 3,000,000							$ 1,645,000
Partial Proceeds On Funding Merger Agreement		150,000
Issuance Of Debt For Financing Commitment									1,355,000
Debt Instrument Pledged As Collateral		1,145,000
Proceeds from Issuance of Secured Debt										675,000
Due from Affiliates									1,355,000
Stock Held As Additional Collateral For Debt Instrument								175,000			509,300	175,000
Conversion of convertible AbTech preferred stock																	1,439,614
Class of Warrant or Right, Outstanding													480,266				471,444
Conversion of Stock, Shares Converted	206,667												2,557,153				471,444
Debt Conversion, Converted Instrument, Amount																1,349,291	3,980,666
Common stock issued up on conversion of convertible promissory note, shares		1,320,454														1,919,320
Conversion Of Options Into Common Stock, Shares													992,000		5,281,855
Debt Default, Short-term Debt, Amount											$ 680,000